Land Use Rights (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Land use rights	$ 2,497,728	$ 2,551,395
Less: Accumulated amortization	(465,181)	(425,730)
Land use rights - net	$ 2,032,547	$ 2,125,665